Capital resources (Tables)	12 Months Ended
Dec. 31, 2018
Capital resources
Schedule of regulatory capital

	PRA transitional basis
	2018	2017
	£m	£m
Shareholders’ equity (excluding non-controlling interests)
Shareholders’ equity	45,736	48,330
Preference shares - equity	(496)	(2,565)
Other equity instruments	(4,058)	(4,058)
	41,182	41,707

Regulatory adjustments and deductions
Own credit	(405)	(90)
Defined benefit pension fund adjustment	(394)	(287)
Cash flow hedging reserve	191	(227)
Deferred tax assets	(740)	(849)
Prudential valuation adjustments	(494)	(496)
Goodwill and other intangible assets	(6,616)	(6,543)
Expected losses less impairments	(654)	(1,286)
Foreseeable ordinary and special dividends	(1,326)	—
Other regulatory adjustments	(105)	28
	(10,543)	(9,750)

CET1 capital	30,639	31,957

Additional Tier 1 (AT1) capital
Qualifying instruments and related share premium	4,051	4,041
Qualifying instruments and related share premium subject to phase out	1,393	3,416
Qualifying instruments issued by subsidiaries and held by third parties subject to phase out	140	140
AT1 capital	5,584	7,597

Tier 1 capital	36,223	39,554

Qualifying Tier 2 capital
Qualifying instruments and related share premium	6,386	6,501
Qualifying instruments issued by subsidiaries and held by third parties	1,565	1,876
Tier 2 capital	7,951	8,377

Total regulatory capital	44,174	47,931